Income taxes - Deferred income taxes balances net by entity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income taxes
Deferred income tax assets	R$ 53,911	R$ 340,909
Deferred income tax liabilities	(9,621)	(12,424)
Deferred income tax , net	R$ 44,290	R$ 328,485	R$ 316,731